Range

Nuclear Renaissance Index ETF
Schedule of Investments
February 29, 2024 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 99.8%
Australia — 1.2%
Industrials— 1.2%
Silex Systems*	3,063	$9,972
Canada — 9.6%
Energy— 8.8%
Cameco	1,809	73,319
Industrials— 0.8%
Aecon Group	648	6,798
		80,117
China — 3.3%
Industrials— 1.6%
Shanghai Electric Group, Cl H*	66,000	13,236
Information Technology— 1.7%
Hollysys Automation Technologies*	537	13,758
		26,994
Japan — 6.2%
Industrials— 3.1%
Hitachi	300	25,386
Utilities— 3.1%
Tokyo Electric Power Holdings*	4,800	25,977
		51,363
South Korea — 8.2%
Industrials— 5.6%
Doosan*	135	9,226
Samsung C&T	192	22,594
Samsung Heavy Industries*	2,469	14,648
		46,468
Utilities— 2.6%
Korea Electric Power*	1,164	21,678
		68,146
Spain — 2.3%
Utilities— 2.3%
Endesa	1,056	19,015
United Kingdom — 4.5%
Industrials— 4.5%
Rolls-Royce Holdings*	7,950	37,118
United States — 64.5%
Energy— 4.3%
Centrus Energy, Cl A*	753	30,715
Description	Shares	Fair Value
Lightbridge*	1,668	$4,720
		35,435
Financials— 4.2%
AltC Acquisition, Cl A*	3,285	34,953
Industrials— 30.2%
BWX Technologies	708	71,388
Flowserve	405	17,140
Fluor*	447	16,450
General Electric	138	21,651
Graham*	342	8,102
Honeywell International	114	22,655
Lockheed Martin	54	23,125
MasTec*	189	14,262
NuScale Power*	11,775	36,502
Quanta Services	81	19,562
		250,837
Information Technology— 2.3%
Mirion Technologies, Cl A*	1,962	19,188
Utilities— 23.5%
Constellation Energy	681	114,714
Dominion Energy	462	22,098
Duke Energy	234	21,488
Vistra	681	37,142
		195,442
		535,855
Total Common Stock
(Cost $765,958)		828,580

Total Investments - 99.8%
(Cost $765,958)		$828,580

Percentages are based on Net Assets of $830,356

*	Non-income producing security.

Cl — Class

RAN-QH-001-0100

Range

Global Coal Index ETF
Schedule of Investments
February 29, 2024 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 99.4%
Australia — 35.7%
Energy— 19.7%
New Hope	16,200	$49,579
Terracom	24,048	3,837
Whitehaven Coal	20,514	92,436
Yancoal Australia	32,478	125,831
		271,683
Materials— 16.0%
Bathurst Resources*	10,824	6,202
BHP Group ADR	990	56,767
Bowen Coking Coal*	81,402	3,233
Coronado Global Resources, CDI	52,878	46,827
Glencore PLC	9,756	46,296
Stanmore Resources	27,798	60,275
		219,600
		491,283
Canada — 4.4%
Materials— 4.4%
Colonial Coal International*	5,898	9,915
Teck Resources, Cl B	1,302	50,023
		59,938
Poland — 3.5%
Energy— 0.5%
Lubelski Wegiel Bogdanka	888	7,192
Materials— 3.0%
Jastrzebska Spolka Weglowa*	4,020	41,552
		48,744
South Africa — 7.6%
Energy— 7.6%
Exxaro Resources	7,266	67,313
Thungela Resources	6,942	37,996
		105,309
United States — 48.2%
Energy— 17.3%
Alliance Resource Partners LP	2,964	56,316
American Resources, Cl A*	4,206	5,889
CONSOL Energy	636	54,582
Hallador Energy*	1,644	12,494
NACCO Industries, Cl A	198	6,580
Natural Resource Partners LP	432	39,506
Peabody Energy	2,568	63,609
		238,976
Description	Shares	Fair Value
Materials— 30.9%
Alpha Metallurgical Resources	444	$167,499
Arch Resources	594	98,182
Ramaco Resources, Cl A	1,836	32,277
SunCoke Energy	2,868	30,716
Warrior Met Coal	1,698	96,735
		425,409
		664,385
Total Common Stock
(Cost $1,454,266)		1,369,659
Total Investments - 99.4%
(Cost $1,454,266)		$1,369,659

Percentages are based on Net Assets of $1,378,305

*	Non-income producing security.

ADR — American Depositary Receipt
CDI — CHESS Depositary Interest
Cl — Class
LP — Limited Partnership
PLC — Public Limited Company

RAN-QH-001-0100

Range

Global LNG Ecosystem Index ETF
Schedule of Investments
February 29, 2024 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.4%
Australia — 5.4%
Energy— 5.4%
Santos	1,542	$7,109
Woodside Energy Group	334	6,603
		13,712
Belgium — 1.1%
Energy— 1.1%
Exmar	363	2,762
Bermuda — 1.5%
Energy— 1.5%
Cool	342	3,904
Cameroon — 5.4%
Energy— 5.4%
Golar LNG	679	13,777
Canada — 6.7%
Energy— 6.7%
Enbridge	236	8,117
TC Energy	228	9,023
		17,140
France — 21.9%
Energy— 18.7%
Gaztransport Et Technigaz	213	32,961
Technip Energies	316	6,884
TotalEnergies	120	7,660
		47,505
Utilities— 3.2%
Engie	513	8,236
		55,741
Greece — 1.3%
Industrials— 1.3%
Capital Product Partners	187	3,254
Japan — 3.5%
Utilities— 3.5%
Tokyo Gas	400	8,763
Malaysia — 3.3%
Utilities— 3.3%
Petronas Gas	2,199	8,313
Netherlands — 3.0%
Energy— 3.0%
Shell PLC	247	7,677
Description	Shares	Fair Value
Norway — 3.3%
Energy— 3.3%
FLEX LNG	334	$8,430
United States — 43.0%
Energy— 40.0%
Baker Hughes, Cl A	223	6,599
Cheniere Energy	158	24,522
Chesapeake Energy	91	7,533
Chevron	47	7,144
Excelerate Energy, Cl A	686	10,770
Exxon Mobil	67	7,003
New Fortress Energy, Cl A	802	28,190
NextDecade*	1,529	7,018
Tellurian*	3,697	2,935
		101,714
Materials— 3.0%
Aspen Aerogels*	445	7,645
		109,359
Total Common Stock
(Cost $249,522)		252,832
Total Investments - 99.4%
(Cost $249,522)		$252,832

Percentages are based on Net Assets of $254,310

*	Non-income producing security.

Cl — Class
PLC — Public Limited Company

RAN-QH-001-0100

Range

Global Offshore Oil Services Index ETF
Schedule of Investments
February 29, 2024 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.8%
Bermuda — 0.3%
Energy— 0.3%
Northern Ocean*	26,649	$22,452
France — 3.0%
Energy— 3.0%
Technip Energies	8,991	195,856
Georgia — 0.8%
Energy— 0.8%
BW Offshore	22,464	54,045
Great Britain — 7.9%
Energy— 7.9%
Odfjell Technology	7,425	42,732
Subsea 7	16,281	238,011
TechnipFMC PLC	11,043	239,523
		520,266
Italy — 4.0%
Energy— 4.0%
Saipem*	146,583	266,647
Mexico — 2.9%
Energy— 2.9%
Borr Drilling	31,455	189,359
Norway — 16.6%
Energy— 16.6%
Aker Solutions	55,512	186,869
BW Energy*	243	644
Deep Value Driller*	16,254	34,887
Odfjell Drilling	29,403	124,139
PGS*	118,611	76,431
Seadrill*	7,938	334,984
Siem Offshore*	29,673	80,207
Solstad Offshore*	29,538	101,105
TGS	16,173	159,453
		1,098,719
South Korea — 9.0%
Industrials— 9.0%
Samsung Heavy Industries*	99,873	592,518
United Arab Emirates — 0.9%
Energy— 0.9%
Shelf Drilling*	24,084	61,918
United States — 54.4%
Energy— 54.4%
Baker Hughes, Cl A	6,345	187,749

Description	Shares	Fair Value
ChampionX	6,291	$195,399
Diamond Offshore Drilling*	12,636	140,133
Halliburton	5,535	194,112
Helix Energy Solutions Group*	18,603	167,427
Noble PLC	14,769	617,492
Noram Drilling	7,668	27,165
NOV	10,746	181,607
Schlumberger	3,861	186,602
SEACOR Marine Holdings*	3,348	35,154
Tidewater*	6,156	431,105
Transocean*	91,098	427,250
Valaris*	8,640	544,752
Weatherford International PLC*	2,484	254,883
		3,590,830
Total Common Stock
(Cost $6,780,128)		6,592,610

Total Investments - 99.8%
(Cost $6,780,128)		$6,592,610

Percentages are based on Net Assets of $6,607,164

*	Non-income producing security.

Cl — Class
PLC — Public Limited Company

RAN-QH-001-0100